Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment

The detail of premises and equipment at December 31, 2023 and 2022 is as follows:

	In Thousands
	2023	2022
Land	$20,822	$20,822
Buildings	49,784	46,579
Leasehold improvements	1,710	1,621
Furniture and equipment	16,524	14,858
Automobiles	345	373
Construction-in-progress	2,469	2,711
	91,654	86,964
Less accumulated depreciation	(29,256)	(24,933)
	$62,398	$62,031